LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.1%		Shares	Value
Aerospace & Defense - 2.9%
Karman Holdings, Inc. (a)		60,000	$4,332,000
Mercury Systems, Inc. (a)		60,778	4,704,217
			9,036,217

Banks - 6.5%
Cadence Bank		106,080	3,982,243
Cullen/Frost Bankers, Inc.		9,622	1,219,781
Hilltop Holdings, Inc.		72,049	2,407,878
Home BancShares, Inc./AR		162,789	4,606,929
UMB Financial Corp.		34,624	4,097,750
Webster Financial Corp.		64,812	3,852,425
			20,167,006

Beverages - 2.3%
Primo Brands Corp.		146,822	3,244,766
Vita Coco Co., Inc. (a)		88,390	3,753,923
			6,998,689

Biotechnology - 1.4%
Halozyme Therapeutics, Inc. (a)		60,000	4,400,400

Broadline Retail - 1.6%
Ollie's Bargain Outlet Holdings, Inc. (a)		38,884	4,992,706

Building Products - 2.2%
AAON, Inc.		42,542	3,975,124
CSW Industrials, Inc.		7,363	1,787,368
Zurn Elkay Water Solutions Corp.		25,724	1,209,800
			6,972,292

Capital Markets - 2.9%
Donnelley Financial Solutions, Inc. (a)		48,320	2,485,098
Piper Sandler Cos.		19,101	6,627,856
			9,112,954

Chemicals - 2.9%
Hawkins, Inc.		48,811	8,918,746

Commercial Services & Supplies - 3.5%
Casella Waste Systems, Inc. - Class A (a)		40,924	3,882,869
CECO Environmental Corp. (a)		136,646	6,996,275
			10,879,144

Communications Equipment - 4.8%
Ciena Corporation (a)		41,315	6,018,356
Lumentum Holdings, Inc. (a)		55,000	8,949,050
			14,967,406

Construction Materials - 1.1%
Eagle Materials, Inc.		14,319	3,336,900

Consumer Finance - 1.5%
FirstCash Holdings, Inc.		29,091	4,608,596

Diversified Consumer Services - 0.4%
Mister Car Wash, Inc. (a)		250,000	1,332,500

Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)		16,020	2,681,748

Electronic Equipment, Instruments & Components - 0.8%
Rogers Corp. (a)		32,224	2,592,743

Energy Equipment & Services - 1.5%
Archrock, Inc.		173,006	4,551,788

Financial Services - 3.4%
AvidXchange Holdings, Inc. (a)		401,642	3,996,338
Euronet Worldwide, Inc. (a)		33,688	2,958,143
Shift4 Payments, Inc. - Class A (a)		45,973	3,558,310
			10,512,791

Food Products - 1.0%
Utz Brands, Inc.		254,175	3,088,226

Health Care Equipment & Supplies - 3.4%
Alphatec Holdings, Inc. (a)		470,000	6,833,800
Merit Medical Systems, Inc. (a)		44,000	3,662,120
			10,495,920

Health Care Providers & Services - 4.4%
Addus HomeCare Corp. (a)		30,146	3,556,926
Ensign Group, Inc.		34,000	5,874,180
HealthEquity, Inc. (a)		44,387	4,206,556
			13,637,662

Health Care Technology - 1.5%
Phreesia, Inc. (a)		86,620	2,037,303
Waystar Holding Corp. (a)		68,397	2,593,614
			4,630,917

Hotels, Restaurants & Leisure - 1.8%
Kura Sushi USA, Inc. - Class A (a)		47,073	2,796,607
Wingstop, Inc.		10,484	2,638,613
			5,435,220

Insurance - 2.3%
Goosehead Insurance, Inc. - Class A - Class A		39,676	2,952,688
Palomar Holdings, Inc. (a)		36,545	4,266,629
			7,219,317

Leisure Products - 0.7%
Mattel, Inc. (a)		129,165	2,173,847

Life Sciences Tools & Services - 2.7%
Charles River Laboratories International, Inc. (a)		13,398	2,096,251
Medpace Holdings, Inc. (a)		12,487	6,420,316
			8,516,567

Machinery - 8.5%
Alamo Group, Inc.		19,787	3,777,338
Chart Industries, Inc. (a)		25,000	5,003,750
ESAB Corp.		42,626	4,763,029
Helios Technologies, Inc.		38,830	2,024,208
ITT, Inc.		31,035	5,547,817
Watts Water Technologies, Inc. - Class A - Class A		18,354	5,125,905
			26,242,047

Media - 3.6%
Magnite, Inc. (a)		312,980	6,816,705
Nexstar Media Group, Inc. - Class A		21,672	4,285,421
			11,102,126

Metals & Mining - 1.2%
Materion Corp.		31,279	3,778,816

Oil, Gas & Consumable Fuels - 2.8%
Gulfport Energy Corp. (a)		20,708	3,747,734
Magnolia Oil & Gas Corp. - Class A - Class A		91,685	2,188,521
Permian Resources Corp.		202,836	2,596,301
			8,532,556

Personal Care Products - 0.7%
BellRing Brands, Inc. (a)		60,620	2,203,537

Pharmaceuticals - 0.6%
Prestige Consumer Healthcare, Inc. (a)		31,776	1,982,822

Professional Services - 3.0%
CBIZ, Inc. (a)		46,306	2,452,366
Planet Labs PBC (a)		142,166	1,845,314
Upwork, Inc. (a)		276,747	5,139,192
			9,436,872

Real Estate Management & Development - 2.5%
Colliers International Group, Inc.		20,337	3,176,843
FirstService Corp.		23,654	4,505,850
			7,682,693

Semiconductors & Semiconductor Equipment - 2.7%
Tower Semiconductor Ltd. (a)		115,000	8,314,500

Software - 6.3%
Appian Corp. - Class A (a)		42,888	1,311,086
Braze, Inc. - Class A (a)		118,555	3,371,704
Cellebrite DI Ltd. (a)		101,290	1,876,904
LiveRamp Holdings, Inc. (a)		39,408	1,069,533
Q2 Holdings, Inc. (a)		52,825	3,824,002
Workiva Inc. (a)		48,843	4,204,406
Yext, Inc. (a)		438,568	3,736,599
			19,394,234

Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.		87,015	4,352,490
Warby Parker, Inc. - Class A (a)		191,061	5,269,463
			9,621,953

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)		37,119	3,101,292

Tobacco - 1.9%
Turning Point Brands, Inc.		58,053	5,739,120

Trading Companies & Distributors - 0.8%
SiteOne Landscape Supply, Inc. (a)		20,432	2,631,642
TOTAL COMMON STOCKS (Cost $207,576,862)			301,024,512

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 3.1%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Institutional Class, 4.06%(b)		9,303,192	9,303,192
MSILF Government Portfolio - Institutional Class, 4.05%(b)		258,195	258,195
TOTAL SHORT-TERM INVESTMENTS (Cost $9,561,387)			9,561,387

TOTAL INVESTMENTS - 100.2% (Cost $217,138,249)			310,585,899
Liabilities in Excess of Other Assets - (0.2)%			(517,590)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$310,068,309
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$301,024,512	$–	$–	$301,024,512
Short-Term Investments	9,561,387	–	–	9,561,387
Total Investments*	$310,585,899	$–	$–	$310,585,899

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Small Cap Equity Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Industrials	21.8%
Financials	16.6%
Information Technology	14.6%
Health Care	14.0%
Consumer Discretionary	8.6%
Consumer Staples	5.9%
Materials	5.2%
Energy	4.3%
Communication Services	3.6%
Real Estate	2.5%
Cash & Others	2.9%
100%